PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 35.3% of Net Assets

	Aerospace & Defense – 0.4%
21	Axon Enterprise, Inc.(a)	$1,527
93	Boeing Co. (The)	13,115
34	Moog, Inc., Class A	1,682
45	Raytheon Technologies Corp.	2,916
16	Teledyne Technologies, Inc.(a)	5,211

		24,451

	Air Freight & Logistics – 0.4%
227	Expeditors International of Washington, Inc.	16,254
20	FedEx Corp.	2,536
43	United Parcel Service, Inc., Class B	4,070

		22,860

	Airlines – 0.0%
12	Delta Air Lines, Inc.	311
167	Hawaiian Holdings, Inc.	2,405

		2,716

	Auto Components – 0.2%
99	Aptiv PLC	6,885
14	BorgWarner, Inc.	400
154	Delphi Technologies PLC(a)	1,539
31	Visteon Corp.(a)	1,869

		10,693

	Automobiles – 0.3%
685	Fiat Chrysler Automobiles NV	5,898
366	General Motors Co.	8,158
32	Thor Industries, Inc.	2,118

		16,174

	Banks – 1.9%
88	Ameris Bancorp	2,238
147	BancorpSouth Bank	3,218
682	Bank of America Corp.	16,402
343	Cadence BanCorp	2,270
355	Citigroup, Inc.	17,239
187	Citizens Financial Group, Inc.	4,187
112	Columbia Banking System, Inc.	3,023
8	Comerica, Inc.	279
72	Cullen/Frost Bankers, Inc.	5,174
258	Fulton Financial Corp.	3,016
200	Huntington Bancshares, Inc.	1,848
131	International Bancshares Corp.	3,798
297	KeyCorp	3,460
19	M&T Bank Corp.	2,129
497	People’s United Financial, Inc.	6,307
64	PNC Financial Services Group, Inc. (The)	6,827

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
115	Regions Financial Corp.	$1,236
119	TCF Financial Corp.	3,533
106	Truist Financial Corp.	3,956
203	Trustmark Corp.	5,402
285	Wells Fargo & Co.	8,279
58	Wintrust Financial Corp.	2,430
98	Zions Bancorp N.A.	3,098

		109,349

	Beverages – 0.9%
76	Brown-Forman Corp., Class B	4,727
158	Coca-Cola Co. (The)	7,251
73	Constellation Brands, Inc., Class A	12,022
359	Monster Beverage Corp.(a)	22,190
48	PepsiCo, Inc.	6,350

		52,540

	Biotechnology – 1.2%
52	AbbVie, Inc.	4,274
51	Amgen, Inc.	12,200
11	Biogen, Inc.(a)	3,265
90	BioMarin Pharmaceutical, Inc.(a)	8,282
87	Gilead Sciences, Inc.	7,308
19	Ligand Pharmaceuticals, Inc.(a)	1,873
61	Regeneron Pharmaceuticals, Inc.(a)	32,079
5	Vertex Pharmaceuticals, Inc.(a)	1,256

		70,537

	Building Products – 0.2%
144	Johnson Controls International PLC	4,192
21	Lennox International, Inc.	3,920
63	Owens Corning	2,732

		10,844

	Capital Markets – 2.5%
7	Affiliated Managers Group, Inc.	490
9	Ameriprise Financial, Inc.	1,034
384	Bank of New York Mellon Corp. (The)	14,415
13	BlackRock, Inc.	6,527
406	Charles Schwab Corp. (The)	15,314
19	CME Group, Inc.	3,386
48	FactSet Research Systems, Inc.	13,200
79	Franklin Resources, Inc.	1,488
48	Goldman Sachs Group, Inc. (The)	8,804
44	Intercontinental Exchange, Inc.	3,936
52	Invesco Ltd.	448
113	Janus Henderson Group PLC	2,023
113	Legg Mason, Inc.	5,631
57	Moody’s Corp.	13,902
31	MSCI, Inc.	10,137
48	Northern Trust Corp.	3,800

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
44	S&P Global, Inc.	$12,887
196	SEI Investments Co.	9,988
284	State Street Corp.	17,903
6	T. Rowe Price Group, Inc.	694

		146,007

	Chemicals – 0.5%
23	DuPont de Nemours, Inc.	1,082
45	Ecolab, Inc.	8,708
61	HB Fuller Co.	2,244
41	Innospec, Inc.	2,973
10	International Flavors & Fragrances, Inc.	1,310
40	Linde PLC	7,360
52	Minerals Technologies, Inc.	2,290
28	Stepan Co.	2,671

		28,638

	Commercial Services & Supplies – 0.2%
49	Healthcare Services Group, Inc.	1,249
29	MSA Safety, Inc.	3,263
43	Tetra Tech, Inc.	3,237
38	Waste Management, Inc.	3,801

		11,550

	Communications Equipment – 0.5%
69	Ciena Corp.(a)	3,191
429	Cisco Systems, Inc.	18,181
7	F5 Networks, Inc.(a)	975
40	InterDigital, Inc.	2,311
39	Lumentum Holdings, Inc.(a)	3,156
15	Motorola Solutions, Inc.	2,157

		29,971

	Construction & Engineering – 0.1%
132	AECOM(a)	4,787
139	Fluor Corp.	1,626

		6,413

	Consumer Finance – 0.6%
687	Ally Financial, Inc.	11,260
122	American Express Co.	11,133
228	Capital One Financial Corp.	14,765

		37,158

	Containers & Packaging – 0.1%
69	Ball Corp.	4,525
36	International Paper Co.	1,233
220	O-I Glass, Inc.	1,813

		7,571

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.1%
33	Genuine Parts Co.	$2,616
20	POOL CORP.	4,233

		6,849

	Diversified Consumer Services – 0.1%
87	Service Corp. International	3,196

	Diversified Telecommunication Services – 0.1%
143	AT&T, Inc.	4,357
77	Verizon Communications, Inc.	4,424

		8,781

	Electric Utilities – 0.3%
97	American Electric Power Co., Inc.	8,062
13	Edison International	763
27	Eversource Energy	2,179
18	FirstEnergy Corp.	743
39	IDACORP, Inc.	3,579
33	PPL Corp.	839

		16,165

	Electrical Equipment – 0.1%
15	Acuity Brands, Inc.	1,299
48	Eaton Corp. PLC	4,008
27	Hubbell, Inc.	3,359

		8,666

	Electronic Equipment, Instruments & Components – 0.6%
73	Avnet, Inc.	2,192
33	Belden, Inc.	1,128
75	Cognex Corp.	4,143
16	Coherent, Inc.(a)	2,046
27	Corning, Inc.	594
16	Littelfuse, Inc.	2,324
14	Rogers Corp.(a)	1,555
177	TE Connectivity Ltd.	13,002
89	Trimble, Inc.(a)	3,082
142	Vishay Intertechnology, Inc.	2,356

		32,422

	Energy Equipment & Services – 0.1%
95	Baker Hughes Co.	1,325
61	National Oilwell Varco, Inc.	771
330	Schlumberger Ltd.	5,551
42	TechnipFMC PLC	374

		8,021

	Entertainment – 0.7%
30	Activision Blizzard, Inc.	1,912
56	Cinemark Holdings, Inc.	800
17	Electronic Arts, Inc.(a)	1,942
48	Netflix, Inc.(a)	20,153

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
23	Take-Two Interactive Software, Inc.(a)	$2,784
138	Walt Disney Co. (The)	14,925

		42,516

	Food & Staples Retailing – 0.2%
90	Kroger Co. (The)	2,845
178	SpartanNash Co.	3,053
24	Sysco Corp.	1,350
87	Walgreens Boots Alliance, Inc.	3,766

		11,014

	Food Products – 0.3%
54	Campbell Soup Co.	2,699
40	General Mills, Inc.	2,396
76	Hain Celestial Group, Inc. (The)(a)	1,964
6	Hershey Co. (The)	794
60	Hormel Foods Corp.	2,811
39	Ingredion, Inc.	3,167
11	J.M. Smucker Co. (The)	1,264
52	Kellogg Co.	3,406
5	McCormick & Co., Inc.	784
18	Mondelez International, Inc., Class A	926

		20,211

	Gas Utilities – 0.2%
78	New Jersey Resources Corp.	2,635
44	ONE Gas, Inc.	3,507
86	South Jersey Industries, Inc.	2,459
94	UGI Corp.	2,837

		11,438

	Health Care Equipment & Supplies – 0.6%
3	Becton Dickinson & Co.	758
21	Boston Scientific Corp.(a)	787
5	Cooper Cos., Inc. (The)	1,433
15	Danaher Corp.	2,452
12	DENTSPLY SIRONA, Inc.	509
3	Edwards Lifesciences Corp.(a)	653
39	Globus Medical, Inc., Class A(a)	1,851
21	Haemonetics Corp.(a)	2,389
39	Hill-Rom Holdings, Inc.	4,387
21	Hologic, Inc.(a)	1,052
10	Intuitive Surgical, Inc.(a)	5,109
151	Meridian Bioscience, Inc.(a)	1,812
34	Merit Medical Systems, Inc.(a)	1,388
5	STERIS PLC	713
3	Stryker Corp.	559
24	Varian Medical Systems, Inc.(a)	2,745
28	West Pharmaceutical Services, Inc.	5,299

		33,896

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 1.4%
42	Acadia Healthcare Co., Inc.(a)	$1,008
14	Amedisys, Inc.(a)	2,578
7	Anthem, Inc.	1,965
33	BioTelemetry, Inc.(a)	1,542
69	Centene Corp.(a)	4,594
10	Chemed Corp.	4,166
11	Cigna Corp.	2,154
206	CVS Health Corp.	12,679
16	DaVita, Inc.(a)	1,264
37	Encompass Health Corp.	2,451
117	HCA Healthcare, Inc.	12,856
23	Henry Schein, Inc.(a)	1,255
44	Humana, Inc.	16,800
17	Laboratory Corp. of America Holdings(a)	2,796
164	MEDNAX, Inc.(a)	2,381
66	Patterson Cos., Inc.	1,207
30	Quest Diagnostics, Inc.	3,303
28	UnitedHealth Group, Inc.	8,189

		83,188

	Health Care Technology – 0.3%
159	Allscripts Healthcare Solutions, Inc.(a)	1,034
175	Cerner Corp.	12,143
77	HMS Holdings Corp.(a)	2,208

		15,385

	Hotels, Restaurants & Leisure – 1.1%
38	Dine Brands Global, Inc.	1,687
12	Domino’s Pizza, Inc.	4,343
40	Dunkin’ Brands Group, Inc.	2,514
111	Hilton Worldwide Holdings, Inc.	8,404
21	Jack in the Box, Inc.	1,266
25	Marriott Vacations Worldwide Corp.	2,075
8	McDonald’s Corp.	1,501
551	MGM Resorts International	9,273
143	Starbucks Corp.	10,972
148	Wendy’s Co. (The)	2,939
306	Yum China Holdings, Inc.	14,829
68	Yum! Brands, Inc.	5,877

		65,680

	Household Durables – 0.2%
118	KB Home	3,096
89	Meritage Homes Corp.(a)	4,678
170	Taylor Morrison Home Corp.(a)	2,474

		10,248

	Household Products – 0.5%
6	Clorox Co. (The)	1,118
140	Colgate-Palmolive Co.	9,838

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
131	Procter & Gamble Co. (The)	$15,441

		26,397

	Independent Power & Renewable Electricity Producers – 0.1%
58	AES Corp. (The)	768
126	Ormat Technologies, Inc.	7,864

		8,632

	Industrial Conglomerates – 0.2%
22	Carlisle Cos., Inc.	2,661
1,074	General Electric Co.	7,303
8	Honeywell International, Inc.	1,135

		11,099

	Insurance – 0.7%
21	Aflac, Inc.	782
36	Allstate Corp. (The)	3,662
363	American International Group, Inc.	9,231
18	Brighthouse Financial, Inc.(a)	463
52	Chubb Ltd.	5,617
10	eHealth, Inc.(a)	1,067
68	First American Financial Corp.	3,136
26	Hanover Insurance Group, Inc. (The)	2,610
38	Hartford Financial Services Group, Inc. (The)	1,444
35	Lincoln National Corp.	1,241
24	Marsh & McLennan Cos., Inc.	2,336
68	Prudential Financial, Inc.	4,241
24	Travelers Cos., Inc. (The)	2,429

		38,259

	Interactive Media & Services – 1.9%
15	Alphabet, Inc., Class A(a)	20,200
27	Alphabet, Inc., Class C(a)	36,414
222	Facebook, Inc., Class A(a)	45,446
64	Match Group, Inc.(a)	4,925
213	Pinterest, Inc., Class A(a)	4,401

		111,386

	Internet & Direct Marketing Retail – 1.8%
148	Alibaba Group Holding Ltd., Sponsored ADR(a)	29,995
16	Amazon.com, Inc.(a)	39,584
12	Booking Holdings, Inc.(a)	17,767
328	eBay, Inc.	13,064
50	Etsy, Inc.(a)	3,244

		103,654

	IT Services – 1.8%
81	Automatic Data Processing, Inc.	11,882
62	Cognizant Technology Solutions Corp., Class A	3,597
411	DXC Technology Co.	7,452
13	Fiserv, Inc.(a)	1,340

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
73	Gartner, Inc.(a)	$8,673
17	Global Payments, Inc.	2,822
20	International Business Machines Corp.	2,511
52	MasterCard, Inc., Class A	14,299
23	Paychex, Inc.	1,576
27	PayPal Holdings, Inc.(a)	3,321
215	Sabre Corp.	1,563
8	VeriSign, Inc.(a)	1,676
238	Visa, Inc., Class A	42,535
20	WEX, Inc.(a)	2,646

		105,893

	Leisure Products – 0.0%
80	Callaway Golf Co.	1,146

	Life Sciences Tools & Services – 0.4%
18	Agilent Technologies, Inc.	1,380
25	Illumina, Inc.(a)	7,976
10	IQVIA Holdings, Inc.(a)	1,426
54	NeoGenomics, Inc.(a)	1,476
37	Repligen Corp.(a)	4,298
15	Thermo Fisher Scientific, Inc.	5,020
5	Waters Corp.(a)	935

		22,511

	Machinery – 1.3%
49	AGCO Corp.	2,589
112	Caterpillar, Inc.	13,035
69	Cummins, Inc.	11,281
113	Deere & Co.	16,392
49	Flowserve Corp.	1,380
7	Illinois Tool Works, Inc.	1,137
66	ITT, Inc.	3,480
83	Kennametal, Inc.	2,126
52	Oshkosh Corp.	3,512
101	Parker-Hannifin Corp.	15,970
15	Proto Labs, Inc.(a)	1,524
70	Terex Corp.	1,063
57	Toro Co. (The)	3,637
15	Xylem, Inc.	1,078

		78,204

	Media – 0.7%
3	Cable One, Inc.	5,739
21	Charter Communications, Inc., Class A(a)	10,400
385	Comcast Corp., Class A	14,488
19	Discovery, Inc., Series C(a)	388
52	Fox Corp., Class A	1,345
33	Interpublic Group of Cos., Inc. (The)	560
71	New York Times Co. (The), Class A	2,309
46	Omnicom Group, Inc.	2,623

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
55	ViacomCBS, Inc., Class B	$949

		38,801

	Metals & Mining – 0.2%
127	Commercial Metals Co.	2,024
43	Newmont Corp.	2,558
9	Nucor Corp.	371
51	Reliance Steel & Aluminum Co.	4,569
33	Royal Gold, Inc.	4,043

		13,565

	Multi-Utilities – 0.2%
56	Consolidated Edison, Inc.	4,413
25	DTE Energy Co.	2,593
14	Sempra Energy	1,734
15	WEC Energy Group, Inc.	1,358

		10,098

	Multiline Retail – 0.1%
322	Macy’s, Inc.	1,887
43	Target Corp.	4,719

		6,606

	Oil, Gas & Consumable Fuels – 0.6%
610	Apache Corp.	7,979
55	Concho Resources, Inc.	3,120
69	Devon Energy Corp.	860
47	Diamondback Energy, Inc.	2,046
205	EOG Resources, Inc.	9,740
117	EQT Corp.	1,707
334	Marathon Oil Corp.	2,044
105	Noble Energy, Inc.	1,030
65	ONEOK, Inc.	1,946
397	Southwestern Energy Co.(a)	1,282
32	Valero Energy Corp.	2,027
68	World Fuel Services Corp.	1,700

		35,481

	Paper & Forest Products – 0.1%
48	Domtar Corp.	1,121
94	Louisiana-Pacific Corp.	1,880

		3,001

	Personal Products – 0.0%
8	Estee Lauder Cos., Inc. (The), Class A	1,411

	Pharmaceuticals – 1.0%
3	Allergan PLC	562
48	Bristol-Myers Squibb Co.	2,919
63	Catalent, Inc.(a)	4,356
31	Eli Lilly & Co.	4,794
75	Merck & Co., Inc.	5,950

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
94	Novartis AG, Sponsored ADR	$7,965
79	Novo Nordisk A/S, Sponsored ADR	5,003
15	Perrigo Co. PLC	800
170	Pfizer, Inc.	6,521
399	Roche Holding AG, Sponsored ADR	17,345

		56,215

	Professional Services – 0.2%
53	Exponent, Inc.	3,728
16	Insperity, Inc.	763
51	Korn Ferry	1,470
31	ManpowerGroup, Inc.	2,301
24	Nielsen Holdings PLC	354
14	Verisk Analytics, Inc.	2,140

		10,756

	Real Estate Management & Development – 0.1%
32	CBRE Group, Inc., Class A(a)	1,374
27	Jones Lang LaSalle, Inc.	2,850

		4,224

	REITs - Apartments – 0.3%
96	American Campus Communities, Inc.	3,388
7	AvalonBay Communities, Inc.	1,141
64	Camden Property Trust	5,636
34	Equity Residential	2,212
9	Essex Property Trust, Inc.	2,197
3	Mid-America Apartment Communities, Inc.	336

		14,910

	REITs - Diversified – 0.1%
12	Crown Castle International Corp.	1,913
10	Digital Realty Trust, Inc.	1,495
3	Equinix, Inc.	2,026
82	Weyerhaeuser Co.	1,793

		7,227

	REITs - Health Care – 0.1%
25	Ventas, Inc.	809
91	Welltower, Inc.	4,662

		5,471

	REITs - Hotels – 0.1%
92	Host Hotels & Resorts, Inc.	1,133
300	Park Hotels & Resorts, Inc.	2,853

		3,986

	REITs - Office Property – 0.4%
13	Boston Properties, Inc.	1,263
144	Corporate Office Properties Trust	3,805
163	Douglas Emmett, Inc.	4,970

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
218	Easterly Government Properties, Inc.	$5,866
73	Kilroy Realty Corp.	4,545

		20,449

	REITs - Storage – 0.0%
18	Iron Mountain, Inc.	435
5	Public Storage	927

		1,362

	REITs - Warehouse/Industrials – 0.1%
46	CyrusOne, Inc.	3,227

	Road & Rail – 0.3%
14	Kansas City Southern	1,828
40	Norfolk Southern Corp.	6,844
37	Ryder System, Inc.	1,310
45	Union Pacific Corp.	7,190

		17,172

	Semiconductors & Semiconductor Equipment – 1.4%
15	Advanced Micro Devices, Inc.(a)	786
49	Applied Materials, Inc.	2,434
30	Cabot Microelectronics Corp.	3,676
55	Cirrus Logic, Inc.(a)	4,158
40	Cree, Inc.(a)	1,725
164	First Solar, Inc.(a)	7,218
78	Ichor Holdings Ltd.(a)	1,942
177	Intel Corp.	10,617
77	NVIDIA Corp.	22,506
118	QUALCOMM, Inc.	9,283
42	Silicon Laboratories, Inc.(a)	4,083
104	Texas Instruments, Inc.	12,071
15	Universal Display Corp.	2,252

		82,751

	Software – 2.3%
23	Adobe, Inc.(a)	8,134
133	Autodesk, Inc.(a)	24,888
35	Blackbaud, Inc.	1,934
43	Bottomline Technologies, Inc.(a)	1,790
8	Citrix Systems, Inc.	1,160
15	Fair Isaac Corp.(a)	5,294
26	LogMeIn, Inc.	2,222
140	Microsoft Corp.	25,090
27	NortonLifeLock, Inc.	574
464	Oracle Corp.	24,578
39	PTC, Inc.(a)	2,701
29	Qualys, Inc.(a)	3,058
101	salesforce.com, Inc.(a)	16,357
118	Workday, Inc., Class A(a)	18,160

		135,940

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – 0.5%
27	Aaron’s, Inc.	$862
104	American Eagle Outfitters, Inc.	827
35	Asbury Automotive Group, Inc.(a)	2,362
10	Best Buy Co., Inc.	767
17	Five Below, Inc.(a)	1,533
47	Home Depot, Inc. (The)	10,332
25	Lithia Motors, Inc., Class A	2,764
28	Lowe’s Cos., Inc.	2,933
27	Monro, Inc.	1,498
7	Tiffany & Co.	885
32	TJX Cos., Inc. (The)	1,570
38	Williams-Sonoma, Inc.	2,350

		28,683

	Technology Hardware, Storage & Peripherals – 0.5%
46	Apple, Inc.	13,515
375	Hewlett Packard Enterprise Co.	3,773
232	HP, Inc.	3,598
98	NCR Corp.(a)	2,011
29	NetApp, Inc.	1,269
20	Seagate Technology PLC	999
16	Western Digital Corp.	737
38	Xerox Holdings Corp.	695

		26,597

	Textiles, Apparel & Luxury Goods – 0.3%
21	Deckers Outdoor Corp.(a)	3,124
40	NIKE, Inc., Class B	3,487
710	Under Armour, Inc., Class A(a)	7,398
90	Wolverine World Wide, Inc.	1,844

		15,853

	Thrifts & Mortgage Finance – 0.1%
316	New York Community Bancorp, Inc.	3,432

	Trading Companies & Distributors – 0.2%
137	Fastenal Co.	4,962
26	GATX Corp.	1,542
15	W.W. Grainger, Inc.	4,134

		10,638

	Water Utilities – 0.2%
66	American Water Works Co., Inc.	8,032
89	Essential Utilities, Inc.	3,719

		11,751

	Wireless Telecommunication Services – 0.1%
60	Shenandoah Telecommunications Co.	3,211

	Total Common Stocks (Identified Cost $2,117,247)	2,045,147

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – 18.0%

	Agency Commercial Mortgage-Backed Securities – 0.2%
$ 9,567	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	$9,709

	Automotive – 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,128
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,176

		17,304

	Banking – 3.2%
10,000	American Express Co., 3.400%, 2/27/2023	10,466
10,000	American Express Co., 3.700%, 8/03/2023	10,609
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,264
10,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	10,112
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,744
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,320
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,578
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	9,175
9,000	Citigroup, Inc., 4.600%, 3/09/2026	9,923
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,208
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,003
10,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,682
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,280
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,530
11,000	KeyCorp, MTN, 2.250%, 4/06/2027	10,710
9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	9,708
10,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	10,436
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,157
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,058
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,472
9,000	Westpac Banking Corp., 2.750%, 1/11/2023	9,368

		184,803

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Brokerage – 0.2%
$11,000	BlackRock, Inc., 2.400%, 4/30/2030	$11,433

	Cable Satellite – 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,532

	Construction Machinery – 0.1%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,210

	Consumer Cyclical Services – 0.2%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,871
8,000	eBay, Inc., 3.800%, 3/09/2022	8,363

		13,234

	Electric – 0.4%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,705
5,000	Exelon Corp., 4.050%, 4/15/2030	5,709
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,821

		24,235

	Finance Companies – 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,445

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,134

	Food & Beverage – 0.2%
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,909

	Government Owned - No Guarantee – 0.4%
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	23,250

	Health Insurance – 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	8,951
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,558

		18,509

	Healthcare – 0.7%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,273
9,000	CVS Health Corp., 4.300%, 3/25/2028	10,206

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Healthcare – continued
$ 5,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	$5,134
8,000	McKesson Corp., 3.950%, 2/16/2028	8,882
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,244
5,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	5,253

		38,992

	Independent Energy – 0.2%
10,000	EQT Corp., 3.000%, 10/01/2022	9,425

	Integrated Energy – 0.5%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,566
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	10,680
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,043

		30,289

	Life Insurance – 0.3%
10,000	American International Group, Inc., 4.125%, 2/15/2024	10,855
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,805

		15,660

	Midstream – 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,836
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,399

		17,235

	Mortgage Related – 3.9%
4,723	FHLMC, 3.000%, 6/01/2049	4,988
91,200	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	96,274
75,462	FNMA, 3.500%, with various maturities in 2049(c)	79,643
27,871	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	29,667
12,711	FNMA, 4.500%, with various maturities in 2049(c)	13,691

		224,263

	Oil Field Services – 0.2%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,087

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Pharmaceuticals – 0.3%
$ 8,000	AbbVie, Inc., 3.600%, 5/14/2025	$8,697
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,226

		16,923

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,482

	REITs - Office Property – 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,998

	Restaurants – 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,748

	Technology – 1.3%
8,000	Apple, Inc., 2.500%, 2/09/2025	8,557
5,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	5,220
10,000	HP, Inc., 4.650%, 12/09/2021	10,409
5,000	Intel Corp., 2.450%, 11/15/2029	5,297
10,000	International Business Machines Corp., 4.000%, 6/20/2042	11,767
4,000	NVIDIA Corp., 2.850%, 4/01/2030	4,358
10,000	Oracle Corp., 2.950%, 5/15/2025	10,741
10,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,983
8,000	VMware, Inc., 2.950%, 8/21/2022	8,117

		75,449

	Treasuries – 3.4%
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	11,444
19,000	U.S. Treasury Bond, 2.875%, 11/15/2046	25,895
27,000	U.S. Treasury Bond, 3.000%, 5/15/2045	37,102
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	14,038
17,000	U.S. Treasury Bond, 3.000%, 2/15/2049	24,087
6,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,485
6,000	U.S. Treasury Bond, 4.375%, 5/15/2041	9,679

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$ 7,000	U.S. Treasury Bond, 4.500%, 2/15/2036	$10,832
15,000	U.S. Treasury Bond, 5.250%, 2/15/2029	21,041
8,000	U.S. Treasury Note, 1.125%, 9/30/2021	8,109
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,098
5,000	U.S. Treasury Note, 2.000%, 11/15/2026	5,485
17,000	U.S. Treasury Note, 2.125%, 12/31/2022	17,854

		198,149

	Wireless – 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,676

	Wirelines – 0.5%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,472
9,000	AT&T, Inc., 3.875%, 1/15/2026	9,773
11,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	10,907

		29,152

	Total Bonds and Notes (Identified Cost $983,207)	1,042,235

Shares

Exchange-Traded Funds – 7.8%
5,507	iShares® ESG MSCI EAFE ETF	309,218
4,729	iShares® ESG MSCI Emerging Markets ETF	139,033

	Total Exchange-Traded Funds (Identified Cost $486,017)	448,251

Affiliated Mutual Funds – 37.2%
42,976	Loomis Sayles Inflation Protected Securities Fund, Class N	483,485
49,940	Loomis Sayles Limited Term Government and Agency Fund, Class N	576,807
55,711	Mirova Global Green Bond Fund, Class N	582,732
46,903	Mirova International Sustainable Equity Fund, Class N	510,771

	Total Affiliated Mutual Funds (Identified Cost $2,109,920)	2,153,795

	Total Investments – 98.3% (Identified Cost $5,696,391)	5,689,428
	Other assets less liabilities – 1.7%	96,536

	Net Assets – 100.0%	$5,785,964

Information Classification: Limited Access

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Information Classification: Limited Access

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$518,655	$17,653	$70,134	$5,821	$11,490	$483,485	$852
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,284	37,728	84,028	2,523	5,300	576,807	2,739
Mirova Global Green Bond Fund, Class N	615,575	20,055	43,470	3,041	(12,469)	582,732	1,705
Mirova International Sustainable Equity Fund, Class N	510,216	103,500	56,768	4,943	(51,120)	510,771	1,121

	$2,259,730	$178,936	$254,400	$16,328	$(46,799)	$2,153,795	$6,417

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,045,147	$—	$—	$2,045,147
Bonds and Notes*	—	1,042,235	—	1,042,235
Exchange-Traded Funds	448,251	—	—	448,251
Affiliated Mutual Funds	2,153,795	—	—	2,153,795

Total	$4,647,193	$1,042,235	$—	$5,689,428

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	51.9%
Fixed Income	46.4

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%